PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 10. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Motor vehicles	¥3,665,426	¥3,779,077	$556,967
Office equipment and fixtures	1,368,950	1,469,444	216,569
Production equipment	30,938,857	30,637,087	4,515,348
Leasehold improvement	2,260,000	2,260,000	333,083
Total cost	38,233,233	38,145,608	5,621,967
Less: accumulated depreciation	(18,072,448)	(20,814,564)	(3,067,687)
Less: accumulated impairment	(174,150)	(172,300)	(25,394)
Property and equipment, net	¥19,986,635	¥17,158,744	$2,528,886

Depreciation expenses were ¥2,844,025, ¥3,147,936 and ¥2,870,387 ($423,043) for the years ended June 30, 2024, 2025 and 2026, respectively.

The impairment was ¥942,462, ¥174,150 and ¥172,300 ($25,394) for the years ended June 30, 2024, 2025 and 2026, respectively.

Loss from property and equipment disposal was ¥35,325 for the year ended June 30, 2024. Loss from property and equipment disposal was ¥12,410 for the year ended June 30, 2025. Loss from property and equipment disposal was ¥314 ($46) for the year ended June 30, 2026.